Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Outstanding amount (Details) € in Millions, $ in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Bonds, financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 25,253	€ 26,820	€ 26,271
Accrued interest		550	640	650
Amortized cost		(100)	(90)	(95)
Total debt amount in statement of financial position		25,703	27,370	26,826
Bonds matured before December 31, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond			2,315	4,296
Bonds maturing January 31, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		107	112	111
Bonds maturing May 22, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,550	1,550	1,550
Bonds maturing July 25, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		465	465	465
Bonds maturing September 3, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		843	843	850
Bonds maturing September 26, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		50	50	50
Bonds maturing December 23, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		116	122	121
Bonds maturing January 23, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750	750	750
Bonds maturing January 24, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		56	61	57
Bonds maturing February 6, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		625	712	689
Bonds maturing July 8, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,042	1,186	1,148
Bonds maturing October 2, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750	750	750
Bonds maturing November 3, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,042	1,186
Bonds maturing February 10, 2020, 4.2 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		25	25	25
Bonds maturing February 10, 2020, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		25	25	25
Bonds maturing April 9, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,000	1,000	1,000
Bonds maturing November 10, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		268	278	324
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,250	1,250	1,250
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		583
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		834	949	919
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		255	255	255
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		272	272	272
Bonds maturing June 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,000	1,000	1,000
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		500	500	500
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		500	500	500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		75	86	83
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		44	50	49
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		650	650	650
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		51	55	52
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750	750
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		296	306	358
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		75	75	75
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750	750
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		500
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		50	50	50
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		564	584	681
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		150	150	150
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		105	105	105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		100	100	100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		2,052	2,335	2,261
Total debt amount in statement of financial position	$ 2.5	2,100
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		64	61	59
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		65	62	59
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		62	59	57
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,500	1,500	1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		55	55	55
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		564	584	681
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		50	50	50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750	855	827
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		709	807	781
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 564	€ 585	€ 681